UNAUDITED CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
REVENUES:
Time Charter Revenues	$ 140,456	$ 88,074
OPERATING EXPENSES
Voyage Expenses	663	4,072
Vessel Operating Expenses	34,822	37,731
Depreciation and Amortization of Deferred Charges	20,457	20,141
General and Administrative Expenses	14,947	13,909
Management Fees to Related Party (Note 2(c))	228	854
Loss on Sale of Vessels		203
Insurance Recoveries (Note 6(a))	(1,789)
Other Operating Income	(341)	(4)
Operating Income, Total	71,469	11,168
OTHER INCOME / (EXPENSES):
Interest Expense and Finance Costs (Note 8)	(11,209)	(9,342)
Interest and Other Income	622	50
Loss on Extinguishment of Debt		(158)
Gain/(Loss) from Equity Method Investments (Note 2(c))	767	(198)
Total Other Expenses, Net	(9,820)	(9,648)
Net Income	61,649	1,520
Dividends on series B preferred shares (Notes 7 (b)and 9)	(2,884)	(2,884)
Net Income/(Loss) Attributable to Common Stockholders	$ 58,765	$ (1,364)
Earnings/(Loss) Per Common Share, Basic (Note 9)	$ 0.76	$ (0.02)
Earnings/(Loss) Per Common Share, Diluted (Note 9)	$ 0.73	$ (0.02)
Weighted Average Number of Common Shares Outstanding, Basic (Note 9)	77,343,851	82,792,000
Weighted Average Number of Common Shares Outstanding, Diluted (Note 9)	80,308,679	82,792,000